Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2022
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

	Six months ended June 30,
	2022	2021
Numerator:
Net income available to common shareholders:	$124,713	$34,224
Class A, basic and diluted

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	36,578,297	34,136,307
Plus weighted average number of RSUs with service conditions	171,111	31,786
Common share and common share equivalents, dilutive	36,749,408	34,168,093

Basic earnings per share:
Class A	3.41	1.00

Diluted earnings per share:
Class A	3.39	1.00